Trade and other receivables	12 Months Ended
Mar. 31, 2022
Trade and other current receivables [abstract]
Trade and other receivables

26 Trade and other receivables

	March 31,
	2021	2022
Trade receivables (net of allowance)	772,769	1,897,590
Receivables from joint venture (refer to note 42)	15,418	-
Receivable from other related parties (refer to note 42)	3,317	-
Refund and other receivable (net of allowance)	78,322	37,112
Total	869,826	1,934,702
Contract Assets (refer to note 8)	626	11
	626	11
Total	870,452	1,934,713

A trade receivable is a right to consideration that is unconditional upon passage of time. Trade receivables are non-interest bearing and are generally on terms of 30 to 90 days.

The trade receivables primarily consist of amounts receivable from airline’s, hotels, corporate’s and retail customers pertaining to the transaction value.

The management does not consider there to be significant concentration of credit risk relating to trade, refund and other receivables. Refer to note 40.

The movement in the allowance for expected credit loss and amounts impaired in respect of trade, refund & other receivables and contract assets during the year was as follows:

	March 31,
	2021	2022
Balance at the beginning of the year	554,726	687,511
Provisions accrued during the year*	178,342	26,412
Amount written off during the year	(54,486)	(421,693)
Provision moved from allowance for doubtful advances (refer note 21)	5,602	-
Effect of movement in exchange rate	3,327	2,095
Balance at the end of the year	687,511	294,325

*	includes amount of INR 3,837 (March 31, 2021: INR Nil) provision for trade receivable from joint venture.